Interest and similar income and expense and net gain (loss) on investment securities and derivatives (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Interest and Similar Income
a)	Interest and similar income

	01/01 to 12/31/2017	01/01 to 12/31/2016	01/01 to 12/31/2015
Central Bank compulsory deposits	7,201	6,920	5,748
Interbank deposits	744	677	1,628
Securities purchased under agreements to resell	25,712	34,162	27,572
Financial assets held for trading	22,944	23,669	19,826
Available-for-sale financial assets	8,886	11,160	8,979
Held-to-maturity financial assets	2,896	3,788	3,758
Loan and lease operations	75,584	80,118	79,392
Other financial assets	723	1,001	886

Total	144,690	161,495	147,789

Summary of Interest and Similar Expense
b)	Interest and similar expense

	01/01 to 12/31/2017	01/01 to 12/31/2016	01/01 to 12/31/2015
Deposits	(13,340)	(14,701)	(13,587)
Securities sold under repurchase agreements	(33,082)	(45,932)	(32,879)
Interbank market debt	(10,059)	(8,348)	(7,970)
Institutional market debt	(6,852)	(8,248)	(8,030)
Financial expense from technical reserves for insurance and private pension plans	(14,918)	(17,790)	(12,556)
Other	(74)	(107)	(42)

Total	(78,325)	(95,126)	(75,064)

Summary of Net Gain (Loss) on Investment Securities and Derivatives
c)	Net gain (loss) on investment securities and derivatives

	01/01 to 12/31/2017	01/01 to 12/31/2016	01/01 to 12/31/2015
Financial assets held for trading	1,358	2,514	(1,625)
Derivatives (*)	2,029	7,320	(6,071)
Financial assets designated at fair value through profit or loss	181	49	51
Available-for-sale financial assets	(80)	(1,685)	(4,345)
Held-to-Maturity Financial Assets (Permanent Loss)	(276)	(740)	—
Finacial liabilities held for trading	(37)	(147)	128

Total	3,175	7,311	(11,862)

(*)	Includes the ineffective derivatives portion related to hedge accounting.